Commitments and Contingencies (Details 4) (Respirator Mask/Asbestos Litigation)	Dec. 31, 2013 Claim Claimant
Loss contingencies
Number of lawsuits pending	1,321
Number of lawsuits pending, specific claims asserted percentage	50.00%
Number of lawsuits pending, specific claims asserted	667
Maximum
Loss contingencies
Number of defendants included in typical complaint	100
Minimum
Loss contingencies
Number of defendants included in typical complaint	12
Less than $100,000 specific damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	391
Less than $100,000 specific damages | $75 thousand punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	9
Less than $100,000 specific damages | $10 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	27
Less than $100,000 specific damages | $20 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	3
More than $100,000 and less than $3 million specific damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	53
More than $100,000 and less than $3 million specific damages | $250 thousand punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	45
More than $100,000 and less than $3 million specific damages | $1 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	3
More than $100,000 and less than $3 million specific damages | $4 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	1
More than $3 million and less than $7.5 million specific damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	10
More than $3 million and less than $7.5 million specific damages | $5 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	10
$10 million specific damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	1
$50 million specific damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	6
$50 million specific damages | $50 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	6
Excess of $50 million specific damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	36
Excess of $50 million specific damages | $100 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	36
More than $10 million and less than $50 million specific damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	170
More than $10 million and less than $50 million specific damages | $13 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	159
More than $10 million and less than $50 million specific damages | $15 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	1
More than $10 million and less than $50 million specific damages | $20 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	2
More than $10 million and less than $50 million specific damages | $90.5 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	8